Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Wellesley Income Fund
Entity Central Index Key	0000105544
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000012161
Shareholder Report [Line Items]
Fund Name	Wellesley<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Income Fund
Class Name	Investor Shares
Trading Symbol	VWINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  In the Fund’s fixed income portion, security selection within investment-grade credit helped relative performance, particularly in insurance, technology, consumer noncyclicals, and energy. Overweight positioning in asset-backed securities and mortgage-backed securities detracted.

  In the equity portion, the value added by security selection in a handful of sectors, including industrials and energy, was more than offset by subpar selection in real estate and health care. An overweight allocation to materials and an underweight to financials also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Wellesley Income Composite Index	Bloomberg U.S. Aggregate Bond Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000	$10,000
2015	$10,258	$10,256	$9,943	$10,627
2016	$10,645	$10,651	$10,244	$10,724
2016	$11,041	$11,012	$10,471	$11,005
2016	$11,158	$11,125	$10,519	$11,493
2016	$11,087	$11,122	$10,206	$11,968
2017	$11,331	$11,323	$10,290	$12,661
2017	$11,589	$11,534	$10,438	$13,042
2017	$11,852	$11,801	$10,527	$13,638
2017	$12,218	$12,129	$10,568	$14,501
2018	$11,918	$11,850	$10,413	$14,413
2018	$11,956	$11,859	$10,397	$14,971
2018	$12,240	$12,136	$10,399	$16,035
2018	$11,904	$11,791	$10,569	$13,733
2019	$12,708	$12,543	$10,880	$15,661
2019	$13,168	$12,990	$11,215	$16,301
2019	$13,530	$13,341	$11,470	$16,487
2019	$13,855	$13,686	$11,490	$17,976
2020	$12,827	$12,518	$11,852	$14,208
2020	$13,910	$13,551	$12,195	$17,347
2020	$14,232	$13,813	$12,271	$18,921
2020	$15,026	$14,647	$12,353	$21,714
2021	$15,184	$14,757	$11,936	$23,114
2021	$15,787	$15,278	$12,155	$25,030
2021	$15,828	$15,238	$12,161	$25,000
2021	$16,304	$15,752	$12,162	$27,285
2022	$15,718	$15,069	$11,441	$25,812
2022	$14,668	$14,032	$10,904	$21,466
2022	$13,899	$13,282	$10,385	$20,486
2022	$14,828	$14,240	$10,580	$21,956
2023	$15,022	$14,458	$10,893	$23,547
2023	$15,135	$14,486	$10,801	$25,523
2023	$14,704	$14,100	$10,452	$24,683
2023	$15,865	$15,252	$11,165	$27,678
2024	$16,167	$15,672	$11,078	$30,458
2024	$16,177	$15,597	$11,085	$31,445
2024	$17,245	$16,649	$11,661	$33,382
2024	$16,804	$16,318	$11,304	$34,286
2025	$17,286	$16,679	$11,619	$32,616
2025	$17,743	$17,108	$11,759	$36,233
2025	$18,298	$17,751	$11,998	$39,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	6.11%	5.16%	6.23%
Wellesley Income Composite Index	6.62%	5.14%	5.91%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 49,024,000,000
Holdings Count | Holding	1,561
Advisory Fees Paid, Amount	$ 24,970,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$49,024
Number of Portfolio Holdings	1,561
Portfolio Turnover Rate	63%
Total Investment Advisory Fees (in thousands)	$24,970

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	1.6%
Common Stocks	37.5%
Corporate Bonds	43.9%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	11.9%
Other Assets and Liabilities—NetFootnote Reference	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012162
Shareholder Report [Line Items]
Fund Name	Wellesley<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VWIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  In the Fund’s fixed income portion, security selection within investment-grade credit helped relative performance, particularly in insurance, technology, consumer noncyclicals, and energy. Overweight positioning in asset-backed securities and mortgage-backed securities detracted.

  In the equity portion, the value added by security selection in a handful of sectors, including industrials and energy, was more than offset by subpar selection in real estate and health care. An overweight allocation to materials and an underweight to financials also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Wellesley Income Composite Index	Bloomberg U.S. Aggregate Bond Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000	$50,000
2015	$51,289	$51,279	$49,715	$53,135
2016	$53,238	$53,253	$51,222	$53,621
2016	$55,211	$55,061	$52,356	$55,023
2016	$55,818	$55,625	$52,596	$57,463
2016	$55,473	$55,608	$51,031	$59,841
2017	$56,699	$56,615	$51,448	$63,307
2017	$57,993	$57,669	$52,192	$65,211
2017	$59,316	$59,007	$52,634	$68,189
2017	$61,162	$60,646	$52,839	$72,504
2018	$59,671	$59,248	$52,067	$72,066
2018	$59,871	$59,297	$51,984	$74,857
2018	$61,320	$60,682	$51,994	$80,177
2018	$59,641	$58,954	$52,845	$68,664
2019	$63,675	$62,717	$54,400	$78,305
2019	$65,995	$64,950	$56,075	$81,506
2019	$67,831	$66,703	$57,348	$82,433
2019	$69,464	$68,432	$57,451	$89,881
2020	$64,318	$62,592	$59,260	$71,041
2020	$69,765	$67,756	$60,976	$86,734
2020	$71,385	$69,067	$61,353	$94,604
2020	$75,397	$73,235	$61,764	$108,568
2021	$76,181	$73,784	$59,681	$115,569
2021	$79,231	$76,390	$60,773	$125,148
2021	$79,444	$76,191	$60,804	$124,999
2021	$81,861	$78,762	$60,811	$136,424
2022	$78,926	$75,343	$57,203	$129,058
2022	$73,672	$70,161	$54,518	$107,329
2022	$69,820	$66,412	$51,927	$102,431
2022	$74,489	$71,201	$52,900	$109,782
2023	$75,492	$72,289	$54,466	$117,734
2023	$76,081	$72,431	$54,007	$127,615
2023	$73,916	$70,500	$52,262	$123,417
2023	$79,776	$76,260	$55,824	$138,390
2024	$81,306	$78,361	$55,391	$152,292
2024	$81,356	$77,983	$55,427	$157,225
2024	$86,757	$83,242	$58,307	$166,910
2024	$84,538	$81,588	$56,522	$171,430
2025	$86,974	$83,394	$58,094	$163,082
2025	$89,293	$85,540	$58,795	$181,165
2025	$92,113	$88,757	$59,989	$196,051

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	6.17%	5.23%	6.30%
Wellesley Income Composite Index	6.62%	5.14%	5.91%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 49,024,000,000
Holdings Count | Holding	1,561
Advisory Fees Paid, Amount	$ 24,970,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$49,024
Number of Portfolio Holdings	1,561
Portfolio Turnover Rate	63%
Total Investment Advisory Fees (in thousands)	$24,970

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	1.6%
Common Stocks	37.5%
Corporate Bonds	43.9%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	11.9%
Other Assets and Liabilities—NetFootnote Reference	1.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature